UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22294

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

George P. Hoyt

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: May 31, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	May 31, 2023

WESTERN ASSET

INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC. (IGI)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives.

The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed income securities of varying maturities.

II	Western Asset Investment Grade Defined Opportunity Trust Inc.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Investment Grade Defined Opportunity Trust Inc. for the six-month reporting period ended May 31, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

June 30, 2023

Western Asset Investment Grade Defined Opportunity Trust Inc.	III

Performance review

For the six months ended May 31, 2023, Western Asset Investment Grade Defined Opportunity Trust Inc. returned 1.91% based on its net asset value (“NAV”)i and 1.53% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmark, the Bloomberg U.S. Credit Indexii, returned 2.37% for the same period.

The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.

During the six-month period, the Fund made distributions to shareholders totaling $0.40 per share. As of May 31, 2023, the Fund estimates that all of the distributions were sourced from net investment income.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of May 31, 2023. Past performance is no guarantee of future results.

Performance Snapshot as of May 31, 2023 (unaudited)
Price Per Share	6-Month Total Return**
$17.16 (NAV)	1.91	%†
$16.33 (Market Price)	1.53	%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Looking for additional information?

The Fund is traded under the symbol “IGI” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XIGIX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund

*

These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.

IV	Western Asset Investment Grade Defined Opportunity Trust Inc.

issues a quarterly press release that can be found on most major financial websites as well as www.fraklintempleton.com.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Western Asset Investment Grade Defined Opportunity Trust Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

June 30, 2023

RISKS: The Fund is a non-diversified, limited term, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Because the Fund is non-diversified, it may be more susceptible to economic, political or regulatory events than a diversified fund. The Fund’s investments are subject to a number of risks, including credit risk, inflation risk and interest rate risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s holdings. The Fund may invest in lower-rated high-yield bonds or “junk bonds”, which are subject to greater liquidity and credit risk (risk of default) than higher-rated obligations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. The Fund may invest in securities or engage in transactions that have the economic effects of leverage which can increase the risk and volatility of the Fund. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other

Western Asset Investment Grade Defined Opportunity Trust Inc.	V

Performance review (cont’d)

asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadvisers.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

Net asset value (“NAV”) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

ii	The Bloomberg U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB or higher).

VI	Western Asset Investment Grade Defined Opportunity Trust Inc.

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of May 31, 2023 and November 30, 2022 and does not include derivatives, such as futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report	1

Schedule of investments (unaudited)

May 31, 2023

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 94.9%
Communication Services — 10.4%
Diversified Telecommunication Services — 3.0%
AT&T Inc., Senior Notes	4.500%	5/15/35	370,000	$341,172
AT&T Inc., Senior Notes	4.900%	6/15/42	250,000	225,133
AT&T Inc., Senior Notes	4.800%	6/15/44	290,000	254,549
AT&T Inc., Senior Notes	4.500%	3/9/48	422,000	353,767
AT&T Inc., Senior Notes	3.300%	2/1/52	190,000	131,823
AT&T Inc., Senior Notes	3.500%	9/15/53	180,000	125,064
AT&T Inc., Senior Notes	3.800%	12/1/57	150,000	106,822
AT&T Inc., Senior Notes	3.500%	2/1/61	260,000	178,319
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	1,550,000	1,920,371
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	140,000	153,014
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	390,000	457,377
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	218,000	211,964
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,130,000	1,118,451
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	100,000	71,364
Total Diversified Telecommunication Services				5,649,190
Entertainment — 2.7%
Walt Disney Co., Senior Notes	6.650%	11/15/37	2,400,000	2,750,166
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	2,830,000	2,210,734
Total Entertainment				4,960,900
Media — 4.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	910,000	713,107
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000	174,301
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	120,000	78,450
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	420,000	380,469
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	560,000	447,278
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	110,000	91,160

See Notes to Financial Statements.

2	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.250%	4/1/53	250,000	$195,128
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	120,000	72,019
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	330,000	255,541
Comcast Corp., Senior Notes	6.400%	5/15/38	2,500,000	2,794,071
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	250,000	181,800	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	810,000	750,892
Paramount Global, Senior Notes	5.250%	4/1/44	80,000	60,343
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	370,000	410,927
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	370,000	352,806
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	330,000	337,377
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	20,000	18,951
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	200,000	165,482
Total Media				7,480,102
Wireless Telecommunication Services — 0.7%
Sprint LLC, Senior Notes	7.875%	9/15/23	120,000	120,466
Sprint LLC, Senior Notes	7.125%	6/15/24	230,000	232,570
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	100,000	87,867
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	100,000	72,306
T-Mobile USA Inc., Senior Notes	4.500%	4/15/50	330,000	281,526
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	360,000	252,452
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	320,000	297,150
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	20,000	15,761
Total Wireless Telecommunication Services				1,360,098
Total Communication Services				19,450,290
Consumer Discretionary — 5.3%
Automobiles — 1.1%
Ford Motor Co., Senior Notes	3.250%	2/12/32	470,000	357,563
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	630,000	558,163
General Motors Co., Senior Notes	6.125%	10/1/25	300,000	304,677
General Motors Co., Senior Notes	6.600%	4/1/36	290,000	294,610
General Motors Co., Senior Notes	6.750%	4/1/46	580,000	577,325
Total Automobiles				2,092,338

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

May 31, 2023

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Broadline Retail — 0.4%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	410,000	$376,143
Amazon.com Inc., Senior Notes	3.950%	4/13/52	520,000	445,427
Total Broadline Retail				821,570
Diversified Consumer Services — 0.1%
Washington University, Senior Notes	3.524%	4/15/54	150,000	119,689
Washington University, Senior Notes	4.349%	4/15/2122	170,000	139,579
Total Diversified Consumer Services				259,268
Hotels, Restaurants & Leisure — 2.1%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	740,000	661,533	(a)
Marriott International Inc., Senior Notes	3.600%	4/15/24	320,000	315,721
McDonald’s Corp., Senior Notes	4.700%	12/9/35	260,000	253,478
McDonald’s Corp., Senior Notes	4.875%	12/9/45	370,000	348,896
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	590,000	473,857	(a)
Sands China Ltd., Senior Notes	5.625%	8/8/25	690,000	671,954
Sands China Ltd., Senior Notes	5.900%	8/8/28	200,000	189,165
Sands China Ltd., Senior Notes	4.875%	6/18/30	220,000	192,992
Sands China Ltd., Senior Notes	3.750%	8/8/31	510,000	410,310
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	370,000	321,463	(a)
Total Hotels, Restaurants & Leisure				3,839,369
Household Durables — 0.4%
Lennar Corp., Senior Notes	5.000%	6/15/27	290,000	286,063
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	300,000	233,326
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	310,000	273,239
Total Household Durables				792,628
Specialty Retail — 1.2%
Home Depot Inc., Senior Notes	3.900%	12/6/28	930,000	909,110
Home Depot Inc., Senior Notes	3.300%	4/15/40	100,000	80,328
Home Depot Inc., Senior Notes	3.350%	4/15/50	80,000	59,769
Home Depot Inc., Senior Notes	3.625%	4/15/52	420,000	327,297
Lithia Motors Inc., Senior Notes	4.625%	12/15/27	170,000	157,630	(a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	300,000	258,859	(a)
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	440,000	352,296
Total Specialty Retail				2,145,289
Total Consumer Discretionary				9,950,462
Consumer Staples — 3.3%
Beverages — 1.1%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,730,000	1,591,166

See Notes to Financial Statements.

4	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Beverages — continued
Coca-Cola Co., Senior Notes	4.125%	3/25/40	290,000	$266,177
Coca-Cola Co., Senior Notes	4.200%	3/25/50	160,000	148,557
Total Beverages				2,005,900
Food Products — 0.2%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	160,000	149,260
Mars Inc., Senior Notes	3.200%	4/1/30	220,000	201,793	(a)
Total Food Products				351,053
Tobacco — 2.0%
Altria Group Inc., Senior Notes	3.800%	2/14/24	290,000	286,616
Altria Group Inc., Senior Notes	4.400%	2/14/26	500,000	494,642
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,360,000	1,330,815
Altria Group Inc., Senior Notes	3.875%	9/16/46	80,000	55,528
Imperial Brands Finance PLC, Senior Notes	6.125%	7/27/27	510,000	519,143	(a)
Reynolds American Inc., Senior Notes	8.125%	5/1/40	470,000	507,949
Reynolds American Inc., Senior Notes	7.000%	8/4/41	510,000	506,712
Total Tobacco				3,701,405
Total Consumer Staples				6,058,358
Energy — 12.7%
Energy Equipment & Services — 0.4%
Halliburton Co., Senior Notes	5.000%	11/15/45	930,000	826,295
Oil, Gas & Consumable Fuels — 12.3%
Apache Corp., Senior Notes	6.000%	1/15/37	84,000	77,924
Apache Corp., Senior Notes	5.100%	9/1/40	60,000	49,441
Apache Corp., Senior Notes	5.250%	2/1/42	160,000	130,154
Apache Corp., Senior Notes	4.750%	4/15/43	670,000	503,525
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	40,000	33,400	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	50,000	40,974	(a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	360,000	294,948
Chevron USA Inc., Senior Notes	5.250%	11/15/43	240,000	244,205
ConocoPhillips, Senior Notes	6.500%	2/1/39	1,500,000	1,717,525
Continental Resources Inc., Senior Notes	2.268%	11/15/26	130,000	116,311	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	430,000	404,529
Continental Resources Inc., Senior Notes	2.875%	4/1/32	180,000	138,309	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	140,000	105,322
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	250,000	237,452
Devon Energy Corp., Senior Notes	5.850%	12/15/25	560,000	567,657
Devon Energy Corp., Senior Notes	4.500%	1/15/30	116,000	109,170
Devon Energy Corp., Senior Notes	5.600%	7/15/41	20,000	18,578
Devon Energy Corp., Senior Notes	5.000%	6/15/45	210,000	180,445

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

May 31, 2023

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	370,000	$372,117
Ecopetrol SA, Senior Notes	5.875%	5/28/45	404,000	266,248
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	330,000	291,016	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	880,000	741,871	(b)(c)
Energy Transfer LP, Senior Notes	3.900%	7/15/26	630,000	601,680
Energy Transfer LP, Senior Notes	5.250%	4/15/29	20,000	19,758
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	20,554
Energy Transfer LP, Senior Notes	5.800%	6/15/38	60,000	57,304
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	400,000	330,661
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	230,000	160,381
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	210,000	157,061
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	700,000	572,139	(c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	370,000	364,990
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	220,000	201,545
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	820,000	658,607	(a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	240,000	180,519	(a)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	900,000	1,012,353
MPLX LP, Senior Notes	4.500%	4/15/38	600,000	516,803
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	710,000	786,463
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	10,000	7,592
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	330,000	308,679	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	530,000	553,484
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	160,000	124,772
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	730,000	667,086
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	460,000	311,119
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	1,500,000	1,724,584
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	90,000	77,962
Targa Resources Corp., Senior Notes	4.950%	4/15/52	260,000	206,849

See Notes to Financial Statements.

6	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	310,000	$314,273
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	760,000	805,561
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	180,000	189,214
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	230,000	205,097
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	10,000	9,588
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	860,000	736,031
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	30,000	23,173
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,560,000	1,506,828
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	890,000	841,745
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	140,000	124,643
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	120,000	100,123
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	430,000	343,712
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,130,000	1,116,421
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	68,809
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	148,000	176,593
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	70,000	47,796
Total Oil, Gas & Consumable Fuels				22,873,673
Total Energy				23,699,968
Financials — 31.7%
Banks — 18.3%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	172,754	(a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	357,300	(a)(b)(c)

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

May 31, 2023

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	200,000	$183,350	(a)(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. Term SOFR + 4.160%)	6.100%	3/17/25	590,000	576,725	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. Term SOFR + 3.967%)	6.250%	9/5/24	880,000	865,920	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. Term SOFR + 4.436%)	6.500%	10/23/24	400,000	401,000	(b)(c)
Bank of America Corp., Senior Notes	5.875%	2/7/42	1,340,000	1,412,083
Bank of America Corp., Senior Notes (2.572%to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	230,000	186,902	(c)
Bank of America Corp., Senior Notes (4.083%to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	250,000	201,354	(c)
Bank of America Corp., Senior Notes (4.271%to 7/23/28 then 3 mo. Term SOFR + 1.572%)	4.271%	7/23/29	690,000	656,433	(c)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	670,000	797,457
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	560,000	486,957	(c)
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	1,660,000	1,438,058	(b)(c)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	320,000	310,438	(b)(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	500,000	464,811	(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,520,000	1,482,310	(a)(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.250% to 8/15/26 then 3 mo. Term SOFR + 4.779%)	6.250%	8/15/26	1,100,000	1,067,015	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. Term SOFR + 3.685%)	6.300%	5/15/24	1,350,000	1,280,677	(b)(c)

See Notes to Financial Statements.

8	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Citigroup Inc., Senior Notes	8.125%	7/15/39	752,000	$956,229
Citigroup Inc., Senior Notes	4.650%	7/23/48	780,000	694,025
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	620,000	550,842	(c)
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	490,000	478,328
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,990,000	1,869,642
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	671,225
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	380,000	385,601	(c)
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	250,000	248,967
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,370,000	1,378,562	(a)(b)(c)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	530,000	525,961	(a)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	800,000	767,223	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	460,000	415,947	(b)(c)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	195,639
HSBC Holdings PLC, Senior Notes (6.254% to 3/9/33 then SOFR + 2.390%)	6.254%	3/9/34	1,300,000	1,338,042	(c)
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	470,000	425,858	(c)
Intesa Sanpaolo SpA, Senior Notes	7.000%	11/21/25	290,000	296,579	(a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	200,000	148,435	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	200,000	151,527	(a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	430,000	276,828	(a)(c)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. Term SOFR + 3.562%)	6.000%	8/1/23	700,000	697,970	(b)(c)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	1,500,000	1,677,586
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	760,000	768,187

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

May 31, 2023

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	220,000	$205,884	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	620,000	597,447	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	470,000	444,150	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	410,000	377,863	(b)(c)
NatWest Group PLC, Subordinated Notes	6.100%	6/10/23	840,000	839,760
NatWest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	200,000	188,417	(c)
PNC Bank NA, Subordinated Notes	4.050%	7/26/28	650,000	604,311
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,610,000	1,533,597	(a)(c)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. Term SOFR + 1.432%)	3.196%	6/17/27	320,000	300,510	(c)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	600,000	518,136	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	350,000	320,564	(c)
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	420,000	340,063
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	530,000	447,270
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	170,000	141,157
Total Banks				34,119,876
Capital Markets — 6.9%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	500,000	376,750	(b)(c)
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	230,000	222,551
Charles Schwab Corp., Senior Notes (5.853%to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	410,000	415,914	(c)
CI Financial Corp., Senior Notes	4.100%	6/15/51	250,000	149,989
CME Group Inc., Senior Notes	5.300%	9/15/43	750,000	773,694

See Notes to Financial Statements.

10	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	1,660,000	$58,100	*(a)(b)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	730,000	25,550	*(a)(b)(c)(d)
Credit Suisse Group AG, Senior Notes (4.194%to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	400,000	352,556	(a)(c)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	70,000	77,282
Goldman Sachs Group Inc., Senior Notes	5.700%	11/1/24	600,000	601,685
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,550,000	2,727,551
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	630,000	516,438	(c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	1,670,000	1,577,262	(c)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	64,691
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	390,000	372,120
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	400,000	399,640
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,300,000	1,130,632	(a)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	110,000	101,072	(a)
KKR Group Finance Co. X LLC, Senior Notes	3.250%	12/15/51	160,000	101,646	(a)
Morgan Stanley, Senior Notes	6.375%	7/24/42	140,000	154,564
Morgan Stanley, Senior Notes (1.928% to 4/28/31 then SOFR + 1.020%)	1.928%	4/28/32	900,000	703,406	(c)
Morgan Stanley, Subordinated Notes	4.350%	9/8/26	500,000	487,933
Morgan Stanley, Subordinated Notes (5.297%to 4/20/32 then SOFR + 2.620%)	5.297%	4/20/37	190,000	181,085	(c)
Morgan Stanley, Subordinated Notes (5.948%to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	160,000	158,181	(c)
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	120,000	117,254
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	150,000	133,490
S&P Global Inc., Senior Notes	3.250%	12/1/49	110,000	81,084
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	920,000	880,900	(a)(b)(c)
Total Capital Markets				12,943,020

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

May 31, 2023

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Finance — 0.4%
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	240,000	$233,275	(c)
Navient Corp., Senior Notes	6.125%	3/25/24	480,000	470,961
Total Consumer Finance				704,236
Financial Services — 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	530,000	398,381
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	1,000,000	1,082,690
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	170,000	150,987	(a)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	230,000	204,856	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	360,000	318,453	(a)
Everest Reinsurance Holdings Inc., Senior Notes	3.500%	10/15/50	220,000	154,111
ILFC E-Capital Trust I, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	6.548%	12/21/65	800,000	527,000	(a)(c)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	6.798%	12/21/65	100,000	67,750	(a)(c)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	230,000	201,248	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	220,000	165,936	(a)
Total Financial Services				3,271,412
Insurance — 3.9%
Allianz SE, Junior Subordinated Notes (3.500%to 4/30/26 then 5 year Treasury Constant Maturity Rate + 2.973%)	3.500%	11/17/25	200,000	162,547	(a)(b)(c)
American International Group Inc., Senior Notes	4.750%	4/1/48	80,000	69,914
Americo Life Inc., Senior Notes	3.450%	4/15/31	120,000	93,039	(a)
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	360,000	354,460	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	840,000	878,011	(a)
Marsh & McLennan Cos. Inc., Senior Notes	2.900%	12/15/51	170,000	112,152
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	130,000	92,403	(a)

See Notes to Financial Statements.

12	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	420,000	$358,237	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,000,000	986,743
MetLife Inc., Junior Subordinated Notes	9.250%	4/8/38	159,000	186,645	(a)
Nationwide Mutual Insurance Co., Subordinated Notes	9.375%	8/15/39	520,000	672,598	(a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	140,000	117,333	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	180,000	128,836	(a)
Prudential Financial Inc., Junior Subordinated Notes (6.750% to 3/1/33 then 5 year Treasury Constant Maturity Rate + 2.848%)	6.750%	3/1/53	270,000	270,405	(c)
RenaissanceRe Holdings Ltd., Senior Notes	5.750%	6/5/33	300,000	301,026	(e)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	1,050,000	1,171,557	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	660,000	601,496	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	330,000	228,679	(a)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	400,000	445,420
Total Insurance				7,231,501
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	700,000	721,876	(a)
Total Financials				58,991,921
Health Care — 12.1%
Biotechnology — 2.0%
AbbVie Inc., Senior Notes	3.200%	11/21/29	370,000	335,993
AbbVie Inc., Senior Notes	4.050%	11/21/39	1,160,000	995,618
Amgen Inc., Senior Notes	5.250%	3/2/33	1,160,000	1,164,598
Amgen Inc., Senior Notes	5.650%	3/2/53	460,000	460,500
Amgen Inc., Senior Notes	5.750%	3/2/63	160,000	159,194
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	100,000	104,430
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	500,000	452,852
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	100,000	93,628
Total Biotechnology				3,766,813
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	200,000	199,992

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

May 31, 2023

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Equipment & Supplies — continued
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	910,000	$821,714
Becton Dickinson & Co., Senior Notes	4.669%	6/6/47	450,000	405,687
Total Health Care Equipment & Supplies				1,427,393
Health Care Providers & Services — 7.0%
Centene Corp., Senior Notes	4.250%	12/15/27	160,000	150,509
Centene Corp., Senior Notes	4.625%	12/15/29	560,000	519,848
Centene Corp., Senior Notes	3.375%	2/15/30	790,000	681,881
Centene Corp., Senior Notes	3.000%	10/15/30	120,000	100,506
Cigna Group, Senior Notes	4.125%	11/15/25	540,000	528,992
Cigna Group, Senior Notes	4.800%	8/15/38	540,000	507,739
Cigna Group, Senior Notes	3.200%	3/15/40	220,000	168,132
CommonSpirit Health, Secured Notes	4.350%	11/1/42	60,000	51,225
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,460,000	1,442,427
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,610,000	1,569,709
CVS Health Corp., Senior Notes	4.780%	3/25/38	2,060,000	1,906,633
CVS Health Corp., Senior Notes	5.125%	7/20/45	540,000	492,445
CVS Health Corp., Senior Notes	5.050%	3/25/48	930,000	840,796
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	150,000	119,136
Elevance Health Inc., Senior Notes	5.350%	10/15/25	500,000	503,817
Elevance Health Inc., Senior Notes	4.375%	12/1/47	230,000	198,409
HCA Inc., Senior Notes	4.125%	6/15/29	340,000	315,815
HCA Inc., Senior Notes	5.125%	6/15/39	170,000	155,727
HCA Inc., Senior Notes	5.500%	6/15/47	350,000	320,768
HCA Inc., Senior Notes	5.250%	6/15/49	530,000	468,076
Humana Inc., Senior Notes	4.800%	3/15/47	360,000	319,351
Inova Health System Foundation, Senior Notes	4.068%	5/15/52	140,000	118,850
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	120,000	83,324
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	270,000	215,079
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	250,000	244,147
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	540,000	524,224
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	220,000	183,456
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	220,000	207,611
Total Health Care Providers & Services				12,938,632
Pharmaceuticals — 2.3%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	130,000	57,639	(a)
Pfizer Inc., Senior Notes	7.200%	3/15/39	560,000	696,338
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	620,000	622,782

See Notes to Financial Statements.

14	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.110%	5/19/43	620,000	$616,535
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.300%	5/19/53	470,000	484,217
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.340%	5/19/63	90,000	90,193
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	203,386
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	320,000	332,668
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,100,000	1,210,586
Zoetis Inc., Senior Notes	4.700%	2/1/43	40,000	36,700
Total Pharmaceuticals				4,351,044
Total Health Care				22,483,882
Industrials — 8.4%
Aerospace & Defense — 3.3%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	820,000	816,482	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	640,000	592,922	(a)
Boeing Co., Senior Notes	3.100%	5/1/26	1,740,000	1,639,890
Boeing Co., Senior Notes	3.250%	2/1/28	580,000	534,817
Boeing Co., Senior Notes	5.705%	5/1/40	330,000	325,404
Boeing Co., Senior Notes	5.805%	5/1/50	220,000	215,625
Hexcel Corp., Senior Notes	4.200%	2/15/27	1,000,000	948,818
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	320,000	296,063
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	430,000	413,638
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	50,000	48,846
Lockheed Martin Corp., Senior Notes	4.700%	5/15/46	200,000	192,453
Raytheon Technologies Corp., Senior Notes	4.625%	11/16/48	180,000	164,541
Total Aerospace & Defense				6,189,499
Air Freight & Logistics — 0.4%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	700,000	783,904
Building Products — 0.1%
Carrier Global Corp., Senior Notes	3.577%	4/5/50	160,000	115,113
Commercial Services & Supplies — 0.1%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	180,000	122,780

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

May 31, 2023

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Ground Transportation — 0.2%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	530,000	$416,584
Union Pacific Corp., Senior Notes	3.750%	2/5/70	30,000	22,492
Total Ground Transportation				439,076
Industrial Conglomerates — 0.4%
General Electric Co., Senior Notes	6.875%	1/10/39	143,000	168,249
Honeywell International Inc., Senior Notes	5.000%	2/15/33	540,000	556,267
Total Industrial Conglomerates				724,516
Machinery — 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	360,000	341,281
Passenger Airlines — 1.5%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	170,000	166,993	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	170,000	163,049	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	840,000	811,233
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	230,000	205,247
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	420,000	431,694	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	326,000	319,849	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	210,000	202,977	(a)
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	290,000	288,825
United Airlines Pass-Through Trust	4.875%	1/15/26	219,200	209,406
Total Passenger Airlines				2,799,273
Professional Services — 0.4%
Equifax Inc., Senior Notes	2.350%	9/15/31	970,000	774,441
Trading Companies & Distributors — 1.8%
Air Lease Corp., Senior Notes	1.875%	8/15/26	1,000,000	884,117
Air Lease Corp., Senior Notes	5.850%	12/15/27	480,000	480,066
Air Lease Corp., Senior Notes	4.625%	10/1/28	500,000	469,864
Aircastle Ltd., Senior Notes	5.250%	8/11/25	1,000,000	971,720	(a)
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	250,000	245,308	(a)
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	340,000	320,227	(a)
Total Trading Companies & Distributors				3,371,302
Total Industrials				15,661,185
Information Technology — 3.7%
Electronic Equipment, Instruments & Components — 0.3%
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	600,000	566,090

See Notes to Financial Statements.

16	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
IT Services — 0.3%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	200,000	$186,997
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	450,000	289,534
Total IT Services				476,531
Semiconductors & Semiconductor Equipment — 1.7%
Broadcom Inc., Senior Notes	4.150%	11/15/30	178,000	163,893
Broadcom Inc., Senior Notes	4.300%	11/15/32	580,000	527,671
Broadcom Inc., Senior Notes	3.187%	11/15/36	22,000	16,477	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	239,000	215,137	(a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	470,000	464,805	(a)
Intel Corp., Senior Notes	4.900%	7/29/45	220,000	213,127
Intel Corp., Senior Notes	4.750%	3/25/50	20,000	17,594
Intel Corp., Senior Notes	4.950%	3/25/60	100,000	89,344
Intel Corp., Senior Notes	3.200%	8/12/61	180,000	114,095
Micron Technology Inc., Senior Notes	2.703%	4/15/32	210,000	165,783
Micron Technology Inc., Senior Notes	3.366%	11/1/41	40,000	27,409
NVIDIA Corp., Senior Notes	3.500%	4/1/40	100,000	84,752
NVIDIA Corp., Senior Notes	3.500%	4/1/50	300,000	240,960
NVIDIA Corp., Senior Notes	3.700%	4/1/60	120,000	94,818
QUALCOMM Inc., Senior Notes	4.300%	5/20/47	70,000	62,049
Texas Instruments Inc., Senior Notes	4.600%	2/15/28	380,000	385,024
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	430,000	379,872
Total Semiconductors & Semiconductor Equipment				3,262,810
Software — 1.2%
Microsoft Corp., Senior Notes	4.250%	2/6/47	1,520,000	1,474,779
Oracle Corp., Senior Notes	3.950%	3/25/51	490,000	359,636
Oracle Corp., Senior Notes	4.100%	3/25/61	580,000	413,636
Total Software				2,248,051
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	200,000	231,674
Dell International LLC/EMC Corp., Senior Notes	8.350%	7/15/46	60,000	70,953
Total Technology Hardware, Storage & Peripherals				302,627
Total Information Technology				6,856,109
Materials — 1.5%
Chemicals — 0.4%
Celanese US Holdings LLC, Senior Notes	5.900%	7/5/24	480,000	479,581

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

May 31, 2023

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Chemicals — continued
Ecolab Inc., Senior Notes	4.800%	3/24/30	130,000	$131,315
OCP SA, Senior Notes	3.750%	6/23/31	200,000	164,647	(a)
Total Chemicals				775,543
Metals & Mining — 1.1%
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	240,000	248,806
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	400,000	381,440	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	330,000	299,566
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	590,000	563,943	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	550,000	523,760
Total Metals & Mining				2,017,515
Total Materials				2,793,058
Real Estate — 1.5%
Diversified REITs — 0.5%
Vornado Realty LP, Senior Notes	3.500%	1/15/25	1,000,000	926,256
Health Care REITs — 0.6%
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	190,000	173,563
Ventas Realty LP, Senior Notes	4.400%	1/15/29	540,000	509,713
Welltower OP LLC, Senior Notes	4.125%	3/15/29	510,000	474,782
Total Health Care REITs				1,158,058
Residential REITs — 0.2%
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	470,000	422,373
Retail REITs — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	300,000	283,428	(a)
Specialized REITs — 0.1%
Extra Space Storage LP, Senior Notes	3.900%	4/1/29	110,000	101,537
Total Real Estate				2,891,652
Utilities — 4.3%
Electric Utilities — 4.3%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	530,000	476,193
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	200,000	133,990	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	600,000	672,985
Edison International, Junior Subordinated Notes (5.000% to 3/15/27 then 5 year Treasury Constant Maturity Rate + 3.901%)	5.000%	12/15/26	160,000	137,331	(b)(c)

See Notes to Financial Statements.

18	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Electric Utilities — continued
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	230,000		$201,917	(b)(c)
Enel Finance International NV, Senior Notes	6.800%	10/14/25	200,000		206,131	(a)
Exelon Corp., Senior Notes	4.050%	4/15/30	190,000		178,339
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	480,000		459,897
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,040,000		3,521,536
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	170,000		166,152	(a)
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	240,000		228,322
Ohio Edison Co., Senior Notes	5.500%	1/15/33	140,000		142,343	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	130,000		102,567
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	30,000		20,190
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	310,000		241,770
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	480,000		386,915
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	500,000		670,968
Total Utilities					7,947,546
Total Corporate Bonds & Notes (Cost — $190,236,586)					176,784,431
Sovereign Bonds — 0.9%
Argentina — 0.4%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	11,447		2,946
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	182,200		42,751
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	2,141,885		687,870	(a)
Total Argentina					733,567
Mexico — 0.3%
Mexican Bonos, Senior Notes	8.500%	11/18/38	8,780,000	MXN	476,068
Qatar — 0.2%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	410,000		391,314	(a)
Total Sovereign Bonds (Cost — $2,010,943)					1,600,949

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

May 31, 2023

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Municipal Bonds — 0.8%
California — 0.4%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	500,000	$534,144	(a)
Regents of the University of California Medical Center Pooled Revenue, Series Q	4.563%	5/15/53	160,000	146,262
Total California				680,406
Florida — 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	260,000	232,831
Illinois — 0.3%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	489,231	517,446
Total Municipal Bonds (Cost — $1,460,056)				1,430,683
U.S. Government & Agency Obligations — 0.7%
U.S. Government Obligations — 0.7%
U.S. Treasury Bonds (Cost — $1,270,265)	3.625%	2/15/53	1,290,000	1,239,408
Senior Loans — 0.5%
Consumer Discretionary — 0.2%
Specialty Retail — 0.2%
Great Outdoors Group LLC, Term Loan B2 (1 mo. USD LIBOR + 3.750%)	8.904%	3/6/28	351,940	342,526	(c)(f)(g)
Health Care — 0.2%
Biotechnology — 0.2%
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (1 mo. USD LIBOR + 1.750%)	6.938%	3/15/28	333,200	332,529	(c)(f)(g)
Industrials — 0.1%
Passenger Airlines — 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.798%	10/20/27	252,000	261,310	(c)(f)(g)
Materials — 0.0%††
Paper & Forest Products — 0.0%††
Schweitzer-Mauduit International Inc., Term Loan B (1 mo. USD LIBOR + 3.750%)	8.938%	4/20/28	88,425	84,943	(c)(f)(g)
Total Senior Loans (Cost — $1,021,526)				1,021,308

See Notes to Financial Statements.

20	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Convertible Bonds & Notes — 0.3%
Communication Services — 0.3%
Media — 0.3%
DISH Network Corp., Senior Notes (Cost — $695,303)	2.375%	3/15/24	730,000	$632,362

			Shares
Preferred Stocks — 0.1%
Financials — 0.1%
Insurance — 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%) (Cost — $233,032)	8.511%		9,325	207,481	(c)
Total Investments before Short-Term Investments (Cost — $196,927,711)				182,916,622
Short-Term Investments — 0.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $1,468,453)	5.033%		1,468,453	1,468,453	(h)(i)
Total Investments — 99.0% (Cost — $198,396,164)				184,385,075
Other Assets in Excess of Liabilities — 1.0%				1,793,702
Total Net Assets — 100.0%				$186,178,777

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

May 31, 2023

Western Asset Investment Grade Defined Opportunity Trust Inc.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on this security is currently in default as of May 31, 2023.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Rate shown is one-day yield as of the end of the reporting period.

(i)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At May 31, 2023, the total market value of investments in Affiliated Companies was $1,468,453 and the cost was $1,468,453 (Note 7).

Abbreviation(s) used in this schedule:

GO	— General Obligation

GTD	— Guaranteed

ICE	— Intercontinental Exchange

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

At May 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	22	9/23	$4,535,346	$4,528,218	$(7,128)
U.S. Treasury 5-Year Notes	94	9/23	10,321,879	10,253,344	(68,535)
U.S. Treasury 10-Year Notes	13	9/23	1,477,372	1,488,094	10,722
U.S. Treasury Ultra Long- Term Bonds	9	9/23	1,213,898	1,231,875	17,977
					(46,964)

See Notes to Financial Statements.

22	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury Long-Term Bonds	27	9/23	$3,420,555	$3,465,281	$(44,726)
U.S. Treasury Ultra 10-Year Notes	11	9/23	1,320,394	1,324,984	(4,590)
					(49,316)
Net unrealized depreciation on open futures contracts					$(96,280)

At May 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	1,463,000	USD	1,604,827	BNP Paribas SA	7/18/23	$(36,711)
JPY	125,721,910	USD	973,163	Goldman Sachs Group Inc.	7/18/23	(64,018)
Net unrealized depreciation on open forward foreign currency contracts						$(100,729)

Abbreviation(s) used in this table:

EUR	— Euro

JPY	— Japanese Yen

USD	— United States Dollar

At May 31, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.40 Index	$1,940,000	6/20/28	5.000% quarterly	$(20,693)	$5,681	$(26,374)
Markit CDX.NA.IG.40 Index	3,281,000	6/20/28	1.000% quarterly	(36,810)	(20,926)	(15,884)
Total	$5,221,000			$(57,503)	$(15,245)	$(42,258)

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

May 31, 2023

Western Asset Investment Grade Defined Opportunity Trust Inc.

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

See Notes to Financial Statements.

24	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report

Statement of assets and liabilities (unaudited)

May 31, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $196,927,711)	$182,916,622
Investments in affiliated securities, at value (Cost — $1,468,453)	1,468,453
Foreign currency, at value (Cost — $76,051)	85,431
Interest receivable	2,419,696
Deposits with brokers for open futures contracts	217,501
Deposits with brokers for centrally cleared swap contracts	193,800
Receivable for securities sold	144,900
Receivable from brokers — net variation margin on open futures contracts	27,965
Dividends receivable from affiliated investments	11,075
Receivable from brokers — net variation margin on centrally cleared swap contracts	5,430
Prepaid expenses	310
Total Assets	187,491,183

Liabilities:
Distributions payable	721,393
Payable for securities purchased	299,121
Unrealized depreciation on forward foreign currency contracts	100,729
Investment management fee payable	94,935
Directors’ fees payable	3,857
Accrued expenses	92,371
Total Liabilities	1,312,406
Total Net Assets	$186,178,777

Net Assets:
Par value ($0.001 par value; 10,848,022 shares issued and outstanding; 100,000,000 shares authorized)	$10,848
Paid-in capital in excess of par value	206,591,313
Total distributable earnings (loss)	(20,423,384)
Total Net Assets	$186,178,777

Shares Outstanding	10,848,022

Net Asset Value	$17.16

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report	25

Statement of operations (unaudited)

For the Six Months Ended May 31, 2023

Investment Income:
Interest	$5,098,505
Dividends from unaffiliated investments	9,286
Dividends from affiliated investments	39,657
Less: Foreign taxes withheld	(8,950)
Total Investment Income	5,138,498

Expenses:
Investment management fee (Note 2)	612,911
Directors’ fees	29,664
Audit and tax fees	27,117
Transfer agent fees	25,549
Legal fees	20,771
Fund accounting fees	13,585
Shareholder reports	7,142
Stock exchange listing fees	6,235
Custody fees	680
Insurance	620
Miscellaneous expenses	6,683
Total Expenses	750,957
Less: Fee waivers and/or expense reimbursements (Note 2)	(47,901)
Net Expenses	703,056
Net Investment Income	4,435,442

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(1,061,375)
Futures contracts	400,470
Swap contracts	(223,231)
Forward foreign currency contracts	80,610
Foreign currency transactions	263
Net Realized Loss	(803,263)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	112,229
Futures contracts	(187,558)
Swap contracts	151,889
Forward foreign currency contracts	(158,934)
Foreign currencies	7,711
Change in Net Unrealized Appreciation (Depreciation)	(74,663)
Net Loss on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(877,926)
Increase in Net Assets From Operations	$3,557,516

See Notes to Financial Statements.

26	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended May 31, 2023 (unaudited) and the Year Ended November 30, 2022	2023	2022

Operations:
Net investment income	$4,435,442	$8,426,977
Net realized loss	(803,263)	(846,043)
Change in net unrealized appreciation (depreciation)	(74,663)	(44,849,179)
Increase (Decrease) in Net Assets From Operations	3,557,516	(37,268,245)

Distributions to Shareholders From (Note 1):
Total distributable earnings	(4,328,361)	(8,656,680)
Decrease in Net Assets From Distributions to Shareholders	(4,328,361)	(8,656,680)

Fund Share Transactions:
Reinvestment of distributions (0 and 1,236 shares issued, respectively)	—	26,544
Increase in Net Assets From Fund Share Transactions	—	26,544
Decrease in Net Assets	(770,845)	(45,898,381)

Net Assets:
Beginning of period	186,949,622	232,848,003
End of period	$186,178,777	$186,949,622

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report	27

Financial highlights

For a share of capital stock outstanding throughout each year ended November 30, unless otherwise noted:
	2023[1,2]	2022[1]	2021[1]	2020[1]	2019[1]	2018[1]

Net asset value, beginning of period	$17.23	$21.47	$22.09	$21.12	$19.21	$21.00

Income (loss) from operations:
Net investment income	0.41	0.78	0.76	0.79	0.88	0.94
Net realized and unrealized gain (loss)	(0.08)	(4.22)	(0.58)	1.03	2.05	(1.71)
Total income (loss) from operations	0.33	(3.44)	0.18	1.82	2.93	(0.77)

Less distributions from:
Net investment income	(0.40) [3]	(0.80)	(0.80)	(0.81)	(0.89)	(0.96)
Net realized gains	—	—	—	(0.04)	(0.13)	(0.06)
Total distributions	(0.40)	(0.80)	(0.80)	(0.85)	(1.02)	(1.02)

Net asset value, end of period	$17.16	$17.23	$21.47	$22.09	$21.12	$19.21

Market price, end of period	$16.33	$16.47	$22.03	$21.42	$21.24	$18.05
Total return, based on NAV[4,5]	1.91%	(16.20)%	0.83%	8.96%	15.59%	(3.78)%
Total return, based on Market Price[6]	1.53%	(21.82)%	6.70%	5.06%	23.70%	(13.06)%

Net assets, end of period (millions)	$186	$187	$233	$239	$229	$208

Ratios to average net assets:
Gross expenses	0.80%[7]	0.80%	0.79%	0.79%	0.78%	0.78%
Net expenses[8]	0.75 [7,9]	0.78 [9]	0.79 [9]	0.79 [9]	0.78	0.78
Net investment income	4.70 [7]	4.16	3.49	3.77	4.33	4.65

Portfolio turnover rate	6%	18%	19%	41%	56%	46%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2023 (unaudited).

[3]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed income securities of varying maturities.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

30	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$176,784,431	—	$176,784,431
Sovereign Bonds	—	1,600,949	—	1,600,949
Municipal Bonds	—	1,430,683	—	1,430,683
U.S. Government & Agency Obligations	—	1,239,408	—	1,239,408
Senior Loans	—	1,021,308	—	1,021,308
Convertible Bonds & Notes	—	632,362	—	632,362
Preferred Stocks	—	207,481	—	207,481
Total Long-Term Investments	—	182,916,622	—	182,916,622
Short-Term Investments†	$1,468,453	—	—	1,468,453
Total Investments	$1,468,453	$182,916,622	—	$184,385,075
Other Financial Instruments:
Futures Contracts††	$28,699	—	—	$28,699
Total	$1,497,152	$182,916,622	—	$184,413,774

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$124,979	—	—	$124,979
Forward Foreign Currency Contracts††	—	$100,729	—	100,729
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	42,258	—	42,258
Total	$124,979	$142,987	—	$267,966

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against, or manage exposure to, foreign issuers or markets. The Fund may also enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

32	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of May 31, 2023, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended May 31, 2023, see Note 4.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

34	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the

36	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report

seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of May 31, 2023, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $100,729. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distributions may be from net investment income, realized capital gains, return of capital or a combination of both. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”), Western Asset Management Company Ltd (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

38	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets.

LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset Singapore, Western Asset Japan and Western Asset London provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated debt securities. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).

Effective June 1, 2022, LMPFA implemented a voluntary investment management fee waiver of 0.05% that will continue until May 31, 2024.

During the six months ended May 31, 2023, fees waived and/or expenses reimbursed amounted to $47,901, which included an affiliated money market fund waiver of $754.

All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.

3. Investments

During the six months ended May 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$9,080,479	$2,565,229
Sales	11,064,188	1,298,626

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report 39

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

At May 31, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$198,396,164	$3,440,729	$(17,451,818)	$(14,011,089)
Futures contracts	—	28,699	(124,979)	(96,280)
Forward foreign currency contracts	—	—	(100,729)	(100,729)
Swap contracts	(15,245)	—	(42,258)	(42,258)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at May 31, 2023.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$28,699

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[2]	$124,979	—	—	$124,979
Forward foreign currency contracts	—	$100,729	—	100,729
Centrally cleared swap contracts[3]	—	—	$42,258	42,258
Total	$124,979	$100,729	$42,258	$267,966

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

40	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended May 31, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$400,470	—	—	$400,470
Swap contracts	—	—	$(223,231)	(223,231)
Forward foreign currency contracts	—	$80,610	—	80,610
Total	$400,470	$80,610	$(223,231)	$257,849

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(187,558)	—	—	$(187,558)
Swap contracts	—	—	$151,889	151,889
Forward foreign currency contracts	—	$(158,934)	—	(158,934)
Total	$(187,558)	$(158,934)	$151,889	$(194,603)

During the six months ended May 31, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$18,993,685
Futures contracts (to sell)	4,278,743
Forward foreign currency contracts (to buy)	2,245,964

Average Notional Balance
Credit default swap contracts (buy protection)	$7,280,857

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of May 31, 2023.

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
BNP Paribas SA	—	$(36,711)	$(36,711)	—	$(36,711)
Goldman Sachs Group Inc.	—	(64,018)	(64,018)	—	(64,018)
Total	—	$(100,729)	$(100,729)	—	$(100,729)

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Distributions subsequent to May 31, 2023

The following distributions have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
5/23/2023	6/1/2023	$0.0665
6/23/2023	7/3/2023	$0.0665
7/24/2023	8/1/2023	$0.0665
8/24/2023	9/1/2023	$0.0665

6. Stock repurchase program

On November 16, 2015, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended May 31, 2023 and the year ended November 30, 2022, the Fund did not repurchase any shares.

7. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended May 31, 2023. The following transactions were effected in such company for the six months ended May 31, 2023.

	Affiliate Value at November 30,	Purchased		Sold
	2022	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$838,034	$14,257,423	14,257,423	$13,627,004	13,627,004

42	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$39,657	—	$1,468,453

8. Deferred capital losses

As of November 30, 2022, the Fund had deferred capital losses of $1,927,574, which have no expiration date, that will be available to offset future taxable capital gains.

9. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

10. Other matter

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which was the offered rate for short-term Eurodollar deposits between major international banks. In 2017, the U.K. Financial Conduct Authority (“FCA”) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR is no longer published on a representative basis. Alternative references rates have been established in most major currencies. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board effectively automatically replaced the USD LIBOR benchmark in the contract upon LIBOR’s cessation at the end of June 2023. The recommended benchmark replacement is based on

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. Various industry groups are in the process of facilitating the transition away from LIBOR, but there remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

44	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

Background

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Directors (the “Board”) of Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Directors”) voting separately, approve on an annual basis the continuation of the investment management agreement (the “Management Agreement”) between the Fund and the Fund’s manager, Legg Mason Partners Fund Advisor, LLC (the “Manager”), and the sub-advisory agreements (individually, a “Sub-Advisory Agreement,” and collectively, the “Sub-Advisory Agreements”) with the Manager’s affiliates, Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”), Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”) and Western Asset Management Company Ltd (“Western Asset Japan,” and with Western Asset, Western Asset London and Western Asset Singapore, collectively, the “Sub-Advisers”), with respect to the Fund.

At an in-person meeting (the “Contract Renewal Meeting”) held on May 9-10, 2023, the Board, including the Independent Directors, considered and approved the continuation of each of the Management Agreement and the Sub-Advisory Agreements for an additional one-year period. To assist in its consideration of the renewal of each of the Management Agreement and the Sub-Advisory Agreements, the Board received and considered extensive information (together with the information provided at the Contract Renewal Meeting, the “Contract Renewal Information”) about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and the other closed-end funds in the same complex under the Board’s purview (the “Franklin Templeton/Legg Mason Closed-end Funds”), certain portions of which are discussed below.

A presentation made by the Manager and the Sub-Advisers to the Board at the Contract Renewal Meeting in connection with the Board’s evaluation of each of the Management Agreement and the Sub-Advisory Agreements encompassed the Fund and other Franklin Templeton/Legg Mason Closed-end Funds. In addition to the Contract Renewal Information, the Board received performance and other information throughout the year related to the respective services rendered by the Manager and the Sub-Advisers to the Fund. The Board’s evaluation took into account the information received throughout the year and also reflected the knowledge and experience gained as members of the Boards of the Fund and other Franklin Templeton/Legg Mason Closed-end Funds with respect to the services provided to the Fund by the Manager and the Sub-Advisers. The information received and considered by the Board (including its various committees) in conjunction with both the Contract Renewal Meeting and throughout the year was both written and oral. The

Western Asset Investment Grade Defined Opportunity Trust Inc.	45

Board approval of management and subadvisory agreements (unaudited) (cont’d)

contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during each of those years.

At a meeting held on April 18, 2023, the Independent Directors, in preparation for the Contract Renewal Meeting, met in a private session with their independent legal counsel to review the Contract Renewal Information regarding the Franklin Templeton/Legg Mason Closed-end Funds, including the Fund, received to date. No representatives of the Manager or the Sub-Advisers participated in this meeting. Following the April 18, 2023 meeting, the Independent Directors submitted certain questions and requests for additional information to Fund management. The Independent Directors also met in private sessions with their independent legal counsel to consider the Contract Renewal Information and Fund management’s responses to the Independent Directors’ questions and requests for additional information in advance of and during the Contract Renewal Meeting. The discussion below reflects all of these reviews.

The Manager provides the Fund with investment advisory and administrative services pursuant to the Management Agreement and the Sub-Advisers together provide the Fund with investment sub-advisory services pursuant to the Sub-Advisory Agreements. The discussion below covers both the advisory and administrative functions being rendered by the Manager, each such function being encompassed by the Management Agreement, and the investment sub-advisory functions being rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.

Board Approval of Management Agreement and Sub-Advisory Agreements

The Independent Directors were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Directors received a memorandum discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreements. The Independent Directors considered the Management Agreement and each Sub-Advisory Agreement separately during the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.

In approving the continuation of the Management Agreement and Sub-Advisory Agreements, the Board, including the Independent Directors, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the continuation of the Management Agreement and the Sub-Advisory Agreements. Each Director may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreements.

46	Western Asset Investment Grade Defined Opportunity Trust Inc.

After considering all relevant factors and information, the Board, exercising its reasonable business judgment, determined that the continuation of the Management Agreement and Sub-Advisory Agreements were in the best interests of the Fund’s shareholders and approved the continuation of each such agreement for an additional one-year period.

Nature, Extent and Quality of the Services under the Management Agreement and Sub-Advisory Agreements

The Board received and considered Contract Renewal Information regarding the nature, extent, and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services provided by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their respective compliance programs as well as the Fund’s compliance programs had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Sub-Advisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks borne by the Manager, the Sub-Advisers and their respective affiliates on behalf of the Fund, including entrepreneurial, operational, reputational, litigation and regulatory risks, as well as the Manager’s and the Sub-Advisers’ risk management processes.

The Board reviewed the qualifications, backgrounds, and responsibilities of the Manager’s senior personnel and the Sub-Advisers’ portfolio management teams primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, including the Manager’s coordination and oversight of the services provided to the Fund by the Sub-Advisers and other fund service providers and Western Asset’s coordination and oversight of the services provided to the Fund by Western Asset London, Western Asset Singapore and Western Asset Japan. The Management Agreement permits the Manager to delegate certain of its responsibilities, including its investment advisory duties thereunder, provided that the Manager, in each case, will supervise the activities of the delegee.

Western Asset Investment Grade Defined Opportunity Trust Inc.	47

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In reaching its determinations regarding continuation of the Management Agreement and the Sub-Advisory Agreements, the Board took into account that Fund stockholders, in pursuing their investment goals and objectives, may have purchased their shares of the Fund based upon the reputation and the investment style, philosophy and strategy of the Manager and the Sub-Advisers, as well as the resources available to the Manager and the Sub-Advisers.

The Board concluded that, overall, the nature, extent, and quality of the management and other services provided (and expected to be provided) to the Fund, under the Management Agreement and the Sub-Advisory Agreements were satisfactory.

Fund Performance

The Board received and considered information regarding Fund performance, including information and analyses (the “Broadridge Performance Information”) for the Fund, as well as for a group of comparable funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge Performance Information generally useful, they recognized its limitations, including that the data may vary depending on the end date selected, and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that Board members had received and discussed with the Manager and the Sub-Advisers information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in view of overall financial market conditions.

The Broadridge Performance Information comparing the Fund’s performance to that of its Performance Universe, consisting of the Fund and all closed-end non-leveraged BBB-rated corporate debt funds, regardless of asset size, showed, among other data, that based on net asset value per share, the Fund’s performance was below the median for the 1-, 3-, 5-and 10-year periods ended December 31, 2022. The Board noted the explanations from the Manager and the Sub-Advisers regarding the Fund’s relative performance versus the Performance Universe for the various periods. The Board also noted the limited size of the Performance Universe.

Based on the reviews and discussions of Fund performance and considering other relevant factors, including an agreement at the Contract Renewal Meeting by the Manager to continue the current voluntary fee waiver of 0.05% through May 31, 2024 (the “Fee Waiver”) and other factors noted above, the Board concluded, under the circumstances, that

48	Western Asset Investment Grade Defined Opportunity Trust Inc.

continuation of the Management Agreement and the Sub-Advisory Agreements for an additional one-year period would be consistent with the interests of the Fund and its stockholders.

Management and Sub-Advisory Fees and Expense Ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fee (the “Actual Management Fee”) payable by the Fund to the Manager under the Management Agreement and the sub-advisory fees (the “Sub-Advisory Fees”) payable by the Manager to the Sub-Advisers under the Sub-Advisory Agreements in view of the nature, extent and overall quality of the management, investment advisory and other services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Sub-Advisory Fee payable to Western Asset under its Sub-Advisory Agreement with the Manager is paid by the Manager, not the Fund, and, accordingly, that the retention of Western Asset does not increase the fees or expenses otherwise incurred by the Fund’s stockholders. Similarly, the Board noted that the Sub-Advisory Fees payable to Western Asset London, Western Asset Singapore and Western Asset Japan under their Sub-Advisory Agreements with Western Asset are paid by Western Asset, not the Fund, and, accordingly, that the retention of Western Asset London, Western Asset Singapore and Western Asset Japan does not increase the fees or expenses otherwise incurred by the Fund’s stockholders.

In addition, the Board received and considered information and analyses prepared by Broadridge (the “Broadridge Expense Information”) comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in an expense universe (the “Expense Universe”) selected and provided by Broadridge. The comparison was based upon the constituent funds’ latest fiscal years. It was noted that while the Board found the Broadridge Expense Information generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group.

The Broadridge Expense Information showed that the Fund’s Contractual Management Fee was above the median. The Broadridge Expense Information also showed that the Fund’s Actual Management Fee was above the median. The Broadridge Expense Information also showed that the Fund’s actual total expenses were above the median. The Board took into account management’s discussion of the Fund’s expenses and noted the limited size of the Expense Universe. The Board also considered the Manager’s agreement to continue the Fee Waiver for an additional year.

The Board also reviewed Contract Renewal Information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional and separate accounts. The Manager reviewed with the Board the differences in services provided to

Western Asset Investment Grade Defined Opportunity Trust Inc.	49

Board approval of management and subadvisory agreements (unaudited) (cont’d)

these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers, and that the Fund is subject not only to heightened regulatory requirements relative to institutional clients but also to requirements for listing on the New York Stock Exchange, and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers. The Board considered the fee comparisons in view of the different services provided in managing these other types of clients and funds.

The Board considered the overall management fee, the fees of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the subadvisory fees in each case in view of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the Sub-Advisory Fees were reasonable in view of the nature, extent and overall quality of the management, investment advisory and other services provided by the Manager and the Sub-Advisers to the Fund under the Management Agreement and the Sub-Advisory Agreements, respectively.

Manager Profitability

The Board, as part of the Contract Renewal Information, received an analysis of the profitability to the Manager and its affiliates in providing services to the Fund for the Manager’s fiscal years ended September 30, 2022 and September 30, 2021. The Board also received profitability information with respect to the Franklin Templeton/Legg Mason fund complex as a whole. In addition, the Board received Contract Renewal Information with respect to the Manager’s revenue and cost allocation methodologies used in preparing such profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability to each of the Sub-Advisers was not considered to be a material factor in the Board’s considerations since the Sub-Advisory Fee is paid by the Manager in the case of Western Asset and by Western Asset in the case of Western Asset London, Western Asset Singapore and Western Asset Japan, not the Fund, although the Board noted the affiliation of the Manager with the Sub-Advisers. The profitability of the Manager and its affiliates was considered by the Board to be reasonable in view of the nature, extent and quality of services provided to the Fund.

Economies of Scale

The Board received and discussed Contract Renewal Information concerning whether the Manager realizes economies of scale if the Fund’s assets grow. The Board noted that because the Fund is a closed-end fund it has limited ability to increase its assets. The Board determined that the management fee structure was appropriate under the circumstances. For similar reasons as stated above with respect to the Sub-Advisers’

50	Western Asset Investment Grade Defined Opportunity Trust Inc.

profitability and the costs of the Sub-Advisers’ provision of services, the Board did not consider the potential for economies of scale in the Sub-Advisers’ management of the Fund to be a material factor in the Board’s consideration of the Sub-Advisory Agreements.

Other Benefits to the Manager and the Sub-Advisers

The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Fund’s shareholders. In view of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates, including the Sub-Advisers, were reasonable.

Western Asset Investment Grade Defined Opportunity Trust Inc.	51

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset Investment Grade Defined Opportunity Trust Inc. was held on April 14, 2023, for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:

Election of Directors

Nominees	FOR	WITHHELD	ABSTAIN
Nisha Kumar	8,540,862	135,692	140,110
Jane Trust	8,593,225	97,675	125,764

At May 31, 2023, in addition to Nisha Kumar and Jane Trust, the other Directors of the Fund were as follows:

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

Eileen A. Kamerick

Ratification of Selection of Independent Registered Public Accountants

To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended November 30, 2023.

FOR	AGAINST	ABSTAIN
8,690,470	26,316	99,876

52	Western Asset Investment Grade Defined Opportunity Trust Inc.

Dividend reinvestment plan (unaudited)

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stockholders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.

If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:

(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.

(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.

Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.

Western Asset Investment Grade Defined Opportunity Trust Inc.	53

Dividend reinvestment plan (unaudited) (cont’d)

Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151.

54	Western Asset Investment Grade Defined Opportunity Trust Inc.

Western Asset

Investment Grade Defined Opportunity Trust Inc.

Directors

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

Eileen A. Kamerick

Nisha Kumar

Jane Trust

Chairman

Officers

Jane Trust

President and Chief Executive Officer

Christopher Berarducci

Treasurer and Principal Financial Officer

Fred Jensen

Chief Compliance Officer

George P. Hoyt

Secretary and Chief Legal Officer

Thomas C. Mandia

Senior Vice President

Jeanne M. Kelly

Senior Vice President

Western Asset Investment Grade Defined Opportunity Trust Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Custodian

The Bank of New York Mellon

Transfer agent

Computershare Inc.

P.O. Box 43006

Providence, RI 02940-3078

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Simpson Thacher & Bartlett LLP

900 G Street NW

Washington, DC 20001

New York Stock Exchange Symbol

IGI

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include the Western Asset Money Market Funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation; and

•	Online account access user IDs, passwords, security challenge question responses.

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed-end funds.

Revised October 2022

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker, dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2022

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Investment Grade Defined Opportunity Trust Inc.

Western Asset Investment Grade Defined Opportunity Trust Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.

This report is transmitted to the shareholders of Western Asset Investment Grade Defined Opportunity Trust Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

P.O. Box 43006

Providence, RI 02940-3078

WASX012742 07/23 SR23-4679

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable. Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Investment Grade Defined Opportunity Trust Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 26, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	July 26, 2023